UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $43,676 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     1764    40000 SH  PUT  SOLE                    40000        0        0
BARCLAYS BK PLC                IPATH SHRT ETN   06740C527      500    10000 SH       SOLE                    10000        0        0
CF INDS HLDGS INC              COM              125269100     4544    52700 SH       SOLE                    52700        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      745    49000 SH       SOLE                    49000        0        0
FIRST BUSEY CORP               COM              319383105      563   119883 SH       SOLE                   119883        0        0
INVESCO LTD                    SHS              G491BT108      797    35000 SH       SOLE                    35000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1683    38400 SH       SOLE                    38400        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     4278   457000 SH       SOLE                   457000        0        0
NATUZZI S P A                  ADR              63905A101      280   104900 SH       SOLE                   104900        0        0
SARA LEE CORP                  COM              803111103     3075   276000 SH       SOLE                   276000        0        0
SPDR TR                        UNIT SER 1       78462F103    15839   150000 SH  PUT  SOLE                   150000        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     2145   134150 SH       SOLE                   134150        0        0
WYETH                          COM              983024100     7463   153616 SH       SOLE                   153616        0        0